Variable Interest Entities (Details) - NSPML - NSPML - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	$ 533	$ 547
Maximum exposure to losss	$ 11	$ 16